3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA 19103-2799

215.981.4000

Fax 215.981.4750

John P. Falco

direct dial: 215.981.4659

direct fax: 215.981.4750

falcoj@pepperlaw.com

December 19, 2014

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attn: Mary A. Cole, Esq.

Re:	Equinox Funds Trust
1940 Act File No. 811-22447
1933 Act File No. 333-168569
Definitive Proxy Material

Dear Ms. Cole:

On behalf of Equinox Funds Trust (the “Trust”), accompanying this letter is a definitive copy of the notice of meeting, proxy statement, and form of proxy card (the “Definitive Materials”) to be furnished to shareholders of the Equinox EquityHedge U.S. Strategy Fund (the “Fund”), a series of the Trust, in connection with a special meeting of shareholders of the Fund to be held on January 16, 2015 (the “Meeting”). The Meeting is being called in order to ask shareholders of the Fund to consider a proposal to approve a new investment advisory agreement between the Trust, on behalf of the Fund, and Equinox Institutional Asset Management, LP. It is anticipated that the Definitive Materials will be sent on or about December 19, 2014 to shareholders of record on December 9, 2014.

The Definitive Materials are being filed pursuant to the requirements of Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended to (i) incorporate changes to the preliminary copy of the notice of meeting, proxy statement, and form of proxy card filed via EDGAR on December 9, 2014 (the “Preliminary Materials”) in response to oral comments from the staff (the “Staff”) of the Securities and Exchange Commission to the Preliminary Materials, and (ii) make other changes.

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Please direct any questions concerning this letter to the undersigned at 215.981.4659, or John M. Ford, Esq. at 215.981.4009.

Respectfully,

John P. Falco

cc:	Mr. Robert Enck
John M. Ford, Esq.